TABLE OF CONTENTS
--------------------------------------------------------------------------------


                      Phoenix-Seneca Bond Fund
                         Investment Risk and Return Summary.................   1
                         Fund Expenses......................................   4
                      Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                         Investment Risk and Return Summary.................   6
                         Fund Expenses......................................   9

                      Phoenix-Seneca Real Estate Securities Fund

                         Investment Risk and Return Summary.................  11
                         Fund Expenses......................................  15
                      Additional Investment Techniques......................  17
                      Management of the Funds...............................  19
                      Pricing of Fund Shares................................  22
                      Sales Charges.........................................  23
                      Your Account..........................................  25
                      How to Buy Shares.....................................  27
                      How to Sell Shares....................................  27
                      Things You Should Know When Selling Shares............  28
                      Account Policies......................................  29
                      Investor Services.....................................  30
                      Tax Status of Distributions...........................  31
                      Financial Highlights..................................  32
                      Additional Information................................  40


[triangle]  Phoenix-
            Seneca
            Funds

PHOENIX-SENECA BOND FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Phoenix-Seneca Bond Fund has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] The fund invests in a diversified portfolio of debt securities, primarily corporate bonds, that may be either publicly-traded or privately-placed.


[arrow] Under normal circumstances, the fund invests at least 65% of its assets in bonds which are rated at the time of investment Baa3 or higher by Moody's Investors Service ("Moody's") or BBB- or higher by Standard and Poor's Corporation ("S&P"). However, the fund may invest up to 35% of its assets in high yield securities.

[arrow] The adviser manages the fund's investment program and general operation of the fund and the subadviser manages the investments of the fund. The subadviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.


[arrow] Securities selected for fund investment may be of any maturity or duration. Normally the fund maintains a dollar-weighted average maturity of between two and ten years and a dollar-weighted average duration of between two and eight years. During periods of rising interest rates, the subadviser may shorten the portfolio's average maturity to reduce the effect of bond price declines on the fund's net asset value. Conversely, when interest rates are falling and bond prices rising, the fund may lengthen its average maturity. Sales of securities can result from anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may invest without limit in cash and cash equivalents. In such instances, the fund may not achieve its stated objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.


                                                      Phoenix-Seneca Bond Fund 1

PRINCIPAL RISKS

If you invest in this fund, you risk that you may lose your investment.


GENERAL

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.


INTEREST RISK RATE

Interest rate trends can have an effect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.


CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower the credit rating of a security the greater chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.


HIGH YIELD FIXED INCOME SECURITIES
High yield securities (junk bonds) typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

2 Phoenix-Seneca Bond Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Seneca Bond Fund. The bar chart shows changes in the fund's Class X Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

BOND FUND

     CALENDAR       ANNUAL
      YEAR         RETURN(%)
      1997          12.83
      1998           7.66
      1999           1.57

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 4.23% (quarter ending December 31, 1997) and the lowest return for a quarter was (0.19)% (quarter ending June 30,
1999).

 ----------------------------------------------------------------------------------------------------------------
                                                                              Life of the Fund(2)
    Average Annual Total Returns                  One         ---------------------------------------------------
    (for the periods ending 12/31/99)(1)          Year        Class X      Class A      Class B       Class C
 ----------------------------------------------------------------------------------------------------------------
    Class X Shares                               1.57%         7.55%         --           --            --
 ----------------------------------------------------------------------------------------------------------------
    Class A Shares                              (4.25%)         --         (1.11%)        --            --
 ----------------------------------------------------------------------------------------------------------------
    Class B Shares                              (3.99%)         --           --         (1.07%)         --
 ----------------------------------------------------------------------------------------------------------------
    Class C Shares                              (0.19%)         --           --           --           1.42%
 ----------------------------------------------------------------------------------------------------------------
    Lehman Aggregate Bond Index(3)              (0.83%)        5.68%        2.41%        2.41%         2.41%
 ----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class X Shares since March 8, 1996; Class A, Class B and Class C Shares since July 1, 1998.

(3) The Lehman Aggregate Bond Index is an unmanaged index considered to be representative of the bond market. The Index does not reflect sales charges.

                                                      Phoenix-Seneca Bond Fund 3

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS X       CLASS A       CLASS B       CLASS C
                                                             SHARES        SHARES        SHARES       SHARES
                                                            -------       -------       -------       -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 None         4.75%          None         None
Maximum Deferred Sales Charge (load) (as a percentage of      None          None         5%(b)         1%(c)
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested Dividends   None          None          None         None
Redemption Fee                                                None          None          None         None
Exchange Fee                                                  None          None          None         None
                                                         --------------------------------------------------------
                                                            CLASS X       CLASS A       CLASS B       CLASS C
                                                             SHARES        SHARES        SHARES       SHARES
                                                            -------       -------       -------       -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.50%         0.50%         0.50%         0.50%
Distribution and Service (12b-1) Fees(d)                      None         0.25%         1.00%         1.00%
Other Expenses                                               0.63%         3.33%         4.17%         8.00%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                      1.13%         4.08%         5.67%         9.50%
                                                             =====         =====         =====         =====

(a) The fund's investment adviser has agreed to reimburse through January 31, 2001 the Phoenix-Seneca Bond Fund's operating expenses to the extent that such expenses exceed 0.90% for Class X Shares, 1.15% for Class A Shares and 1.90% for Class B and Class C Shares. Prior to July 1, 1999 the fund's investment adviser had agreed to reimburse the fund's operating expenses to the extent that such expenses exceeded 1.85% for Class X Shares, 2.45% for Class A Shares and 3.20% for Class B and Class C Shares. Total Annual Fund Operating Expenses after expense reimbursement (if applicable) were: 1.06% for Class X shares, 1.88% for Class A Shares, 2.62% for Class B Shares and 2.91% for Class C Shares.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The maximum deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4 Phoenix-Seneca Bond Fund

--------------------------------------------------------------------------------
   CLASS         1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class X        $115            $359             $622           $1,375
--------------------------------------------------------------------------------
   Class A        $865            $1,697           $2,463         $4,545
--------------------------------------------------------------------------------
   Class B        $965            $1,884           $2,788         $5,197
--------------------------------------------------------------------------------
   Class C        $1,029          $2,662           $4,244         $7,615
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS         1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class B        $565            $1,684           $2,788         $5,197
--------------------------------------------------------------------------------
   Class C        $929            $2,662           $4,244         $7,615
--------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Funds" for information about expense reimbursement.

                                                      Phoenix-Seneca Bond Fund 5

PHOENIX-SENECA MID-CAP "EDGE"(SM) FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund has an investment objective of capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] Under normal circumstances, the fund invests at least 65% of its total assets in common stocks of companies with market capitalizations between $500 million and $10 billion. The fund may at times have significant investments in companies with higher or lower market capitalizations.

[arrow] The adviser manages the fund's investment program and general operation of the fund and the subadviser manages the investments of the fund. The subadviser seeks stocks that it projects will have earnings growth rates at substantially higher levels than the market and that will have major earnings acceleration. Using statistical modeling and analysis that evaluates a stock's earnings strength, quality and sustainability, as well as the management of the issuer and the stock's valuation, approximately 30 to 50 securities are selected for the fund's portfolio.

[arrow] Stocks are generally sold if earnings reports disappoint, if valuation levels reach the top of their historic level or if earnings momentum peaks.

[arrow] To enable the fund to invest effectively in companies with small to medium market capitalizations, the fund will not offer shares to the public when the net assets of the fund exceed $500 million dollars. This limit is subject to change.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may invest without limit in cash and cash equivalents. In such instances, the fund may not achieve its stated objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.


6 Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.


Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


SMALL CAPITALIZATIONS
Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

LIMITED NUMBER OF INVESTMENTS
Conditions which negatively affect securities in the portfolio will have a greater impact on the fund as compared to a fund that holds a greater number of security positions. In addition, the fund may be more sensitive to changes in the market value of a single issuer in its portfolio and therefore the value of your shares may be more volatile.

                                        Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund 7

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix Mid-Cap "EDGE"(SM) Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

MID-CAP "EDGE"(SM) FUND

     CALENDAR        ANNUAL
       YEAR         RETURN(%)
       1997          16.22
       1998          29.21
       1999          44.58


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 44.83% (quarter ending December 31, 1999) and the lowest return for a quarter was (19.35)% (quarter ending September 30, 1998).

 --------------------------------------------------------------------------------------------------------------
                                                                              Life of the Fund(2)
    Average Annual Total Returns                        One        --------------------------------------------
    (for the periods ending 12/31/99)(1)                Year       Class X    Class A    Class B    Class C
 --------------------------------------------------------------------------------------------------------------
     Class X Shares                                     45.26%      34.27%       --         --         --
 --------------------------------------------------------------------------------------------------------------

     Class A Shares(3)                                  36.27%        --       31.66%       --         --

 --------------------------------------------------------------------------------------------------------------
     Class B Shares                                     39.11%        --         --       29.51%       --
 --------------------------------------------------------------------------------------------------------------
     Class C Shares                                     43.12%        --         --         --        31.80%
 --------------------------------------------------------------------------------------------------------------

     S&P Mid-Cap 400 Index(4)                           14.72%      21.22%     21.22%     15.31%      15.31%

 --------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

(2) Class X and Class A Shares since March 8, 1996; Class B and Class C Shares since July 1, 1998.


(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid range sector of the U.S. stock market where the median capitalization is approximately $700 million. The Index does not reflect sales charges.


8 Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS X       CLASS A       CLASS B       CLASS C
                                                             SHARES        SHARES        SHARES        SHARES
                                                            -------       -------       -------       -------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 None         5.75%          None          None
Maximum Deferred Sales Charge (load) (as a percentage of      None          None         5%(b)         1%(c)
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                     None          None          None
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS X       CLASS A       CLASS B       CLASS C
                                                             SHARES        SHARES        SHARES        SHARES
                                                            -------       -------       -------       -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.80%         0.80%         0.80%         0.80%
Distribution and Service (12b-1) Fees(d)                      None         0.25%         1.00%         1.00%
Other Expenses                                               1.16%         1.46%         4.53%         7.23%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                      1.96%         2.51%         6.33%         9.03%
                                                             =====         =====         =====         =====

(a) The fund's investment adviser has agreed to reimburse through January 31, 2001 the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund's operating expenses to the extent that such expenses exceed 1.15% for Class X Shares, 1.40% for Class A Shares and 2.15% for Class B and Class C Shares. Prior to January 28, 2000, the fund's investment adviser had agreed to reimburse the fund's operating expenses to the extent that such expenses exceeded 2.10% for Class X Shares, 2.70% for Class A Shares and 3.45% for Class B and Class C Shares. Total Annual Fund Operating Expenses, after expense reimbursement (if applicable), were: 1.96% for Class X Shares, 2.51% for Class A Shares, 3.45% for Class B Shares and 3.45% for Class C Shares.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The maximum deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

                                       Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund  9

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   CLASS             1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class X           $199             $615             $1,057           $2,285
--------------------------------------------------------------------------------

   Class A           $815             $1,312           $1,834           $3,257

--------------------------------------------------------------------------------
   Class B           $1,029           $2,061           $3,061           $5,265
--------------------------------------------------------------------------------
   Class C           $985             $2,549           $4,082           $7,404
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B            $629           $1,861            $3,061           $5,265
--------------------------------------------------------------------------------
   Class C            $885           $2,549            $4,082           $7,404
--------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Fund" for information about expense reimbursement.

10 Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

PHOENIX-SENECA REAL ESTATE SECURITIES FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Seneca Real Estate Securities Fund has an investment objective of high total return in both current income and long-term capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] Under normal circumstances, the fund invests at least 65% of its total assets in equity and debt securities of issuers that are principally engaged in real estate or related industry businesses in the United States. An issuer is considered principally engaged in such business if at least 50% of the issuer's assets or income is attributable to ownership, construction, management or sale of real estate in the United States or to products or services related to the real estate industry. The fund may concentrate its assets in real estate related industries. The fund, however, does not make direct investments in real estate.


[arrow] The adviser manages the fund's investment program and general operation of the fund and the subadviser manages the investments of the fund. The fund focuses its investments in common stocks of real estate investment trusts (REITs) but may invest in debt securities of REITs as well as common stocks of issuers. Generally REITs are publicly-traded companies that manage portfolios of real estate to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. Mortgage REITs make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools.


[arrow] The fund may invest up to 35% of its assets in equity and debt securities outside the real estate industry or related businesses.

Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may invest without limit in cash and cash equivalents. In such instances, the fund may not achieve its stated objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.


                                   Phoenix-Seneca Real Estate Securities Fund 11

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.


Investment values can decrease for a number of reasons. Conditions affecting the overall economy, the real estate industry and specific companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


NON-DIVERSIFICATION

As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. Diversifying a fund's portfolio can reduce the risks of investing. As a non-diversified investment company, the fund may be subject to greater risk since it can invest a greater proportion of its assets in the securities of a small number of issuers. If the fund takes concentrated positions in a small number of issuers, changes in the price of those securities may cause the fund's return to fluctuate more than that of a diversified investment company.


INDUSTRY CONCENTRATION

Concentrating its investments in the real estate industry presents additional risk. Securities of companies in other industries may provide greater investment return in certain market conditions as compared to companies in the real estate industry. Moreover, conditions that negatively impact the real estate industry will have a greater impact on this fund as compared to a fund that does not concentrate in one industry.

The value of investments in issuers that hold real estate may be affected by changes in the values of real properties owned by the issuers. Likewise, investments in businesses related to the real estate industry may also be affected by the value of real estate generally or in particular geographical areas in which the businesses operate. A decline in real estate value may have a negative impact on the value of your shares.


Interest rates also can be a significant factor for issuers that hold real estate and those in related businesses. Increases in interest rates can cause or contribute to declines in real estate prices and can cause "slowdowns" in such related businesses as real estate sales and constructions.

REIT SECURITIES

REIT securities often are not diversified and may only finance a limited number of projects or properties, which may subject REITs to abrupt and large price movements. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended and are affected by changes in interest rates. REITs are heavily dependent on cash flow from properties and, at

12 Phoenix-Seneca Real Estate Securities Fund times, the market price of a REIT's securities may be less than the value of the underlying real estate investment which may result in a lower price when the fund sells its shares in the REIT. REITs may trade less frequently and in lower volume than securities of other larger companies which may also contribute to REIT securities losing value. REITs are dependent on management skills, are not diversified, and are subject to the possibilities of failing to qualify for the federal tax exemption on distributed income and failing to maintain their exemptions under the 1940 Act. Assets invested in REITs incur a layering of expenses paid by the REIT that you, as a shareholder in the fund, indirectly bear.


                                   Phoenix-Seneca Real Estate Securities Fund 13

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Seneca Real Estate Securities Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


REAL ESTATE SECURITIES FUND

     CALENDAR        ANNUAL
       YEAR         RETURN(%)
       1997          17.62
       1998         -20.63
       1999          -4.33


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 11.63% (quarter ending June 30, 1999) and the lowest return for a quarter was (12.35)% (quarter ending September 30, 1998).

 ----------------------------------------------------------------------------------------------------------------
                                                                           Life of the Fund(2)
    Average Annual Total Returns               One         ------------------------------------------------------
    (for the periods ending 12/31/99)(1)       Year        Class X       Class A       Class B       Class C
 ----------------------------------------------------------------------------------------------------------------
     Class X Shares                          (3.14%)        4.01%          --            --            --
 ----------------------------------------------------------------------------------------------------------------

    Class A Shares(3)                        (9.83%)         --           1.25%          --            --

 ----------------------------------------------------------------------------------------------------------------
    Class B Shares                           (8.74%)         --            --          (15.90%)        --
 ----------------------------------------------------------------------------------------------------------------
    Class C Shares                           (5.09%)         --            --            --           13.84%
 ----------------------------------------------------------------------------------------------------------------

    The Wilshire Real Estate                 (2.49%)        7.07%(5)      7.07%(5)      10.00%        10.00%
    Securities Index(4)

 ----------------------------------------------------------------------------------------------------------------


(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares.


(2) Class X and Class A Shares since March 12, 1996; Class B and Class C Shares since July 1, 1998.

(3) Class A Share performance has been restated to reflect the current maximum sales charge.


(4) The Wilshire Real Estate Securities Index is a market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies. The Index does not reflect sales charges.


(5) The Wilshire Real Estate Securities Index does not compute daily index numbers. Index performance is from March 31, 1996.

14 Phoenix-Seneca Real Estate Securities Fund

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS X       CLASS A       CLASS B       CLASS C
                                                             SHARES        SHARES        SHARES        SHARES
                                                            -------       -------       -------       -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 None         5.75%          None          None
Maximum Deferred Sales Charge (load) (as a percentage of      None          None         5%(b)         1%(c)
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested Dividends   None          None          None          None
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS X       CLASS A       CLASS B       CLASS C
                                                             SHARES        SHARES        SHARES        SHARES
                                                            -------       -------       -------       -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.85%         0.85%         0.85%         0.85%
Distribution and Service (12b-1) Fees (d)                     None         0.25%         1.00%         1.00%
Other Expenses                                               0.81%         3.17%         16.65%        18.10%
                                                             -----         -----         ------        ------
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                      1.66%         4.27%         18.50%        19.95%
                                                             =====         =====         ======        ======

(a) The fund's investment adviser has agreed to reimburse through January 31, 2001 the Phoenix-Seneca Real Estate Securities Fund's operating expenses to the extent that such expenses exceed 2.35% for Class X Shares, 3.05% for Class A Shares and 3.80% for Class B and Class C Shares. Total Annual Fund Operating Expenses after expense reimbursement (if applicable), were: 1.66% for Class X Shares, 3.05% for Class A Shares, 3.80% for Class B Shares and 3.80% for Class C Shares.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The maximum deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                   Phoenix-Seneca Real Estate Securities Fund 15

--------------------------------------------------------------------------------
   CLASS             1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class X            $169            $523              $902            $1,965
--------------------------------------------------------------------------------

   Class A            $979           $1,796            $2,624           $4,749

--------------------------------------------------------------------------------
   Class B           $2,125          $4,708            $6,590           $9,043
--------------------------------------------------------------------------------
   Class C           $1,946          $4,751            $6,852           $9,902
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B           $1,725          $4,508            $6,590           $9,043
--------------------------------------------------------------------------------
   Class C           $1,846          $4,751            $6,852           $9,902
--------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's manager. Refer to the section "Management of the Funds" for information about expense reimbursement.

16 Phoenix-Seneca Real Estate Securities Fund

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


In addition to the Principal Investment Strategies and Risks, the funds may engage in the following investment techniques:

UNRATED SECURITIES
The funds may invest in unrated securities. Unrated securities may not be lower in quality than rated securities but due to their perceived risk they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the subadviser to accurately predict risk.

HIGH YIELD FIXED INCOME SECURITIES
Each fund may invest up to 35% of its net assets in high yield securities. A fund will invest in securities that are rated higher than B- by S&P or B3 by Moody's, or if unrated are judged by the subadviser to be of similar quality. High yield securities (junk bonds) typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

VARIABLE RATE, FLOATING RATE OR VARIABLE AMOUNT SECURITIES

The funds may invest in variable rate, floating rate, or variable amount securities which are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
The funds may invest in mortgage-backed and other asset-backed securities, including pass-through type securities and Collateralized Mortgage Obligations
(CMOs). It is difficult to predict cash flows from mortgage-backed and asset-backed securities due to the variability of prepayments. Prepayments also tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates than if such prepayment had not occurred.

FOREIGN INVESTING
The funds may invest in securities of foreign (non-U.S.) issuers, including foreign debt securities. Foreign equity investments are generally limited to securities traded on U.S. exchanges or in the NASDAQ Stock Market and American Depository Receipts (ADRs).


Investments in non-U.S. securities involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes, all of which may negatively impact the funds. Dividends and other income payable on foreign securities may also be subject to foreign taxes.


                                                         Phoenix-Seneca Funds 17

Some foreign investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. In addition, foreign markets and currencies may not perform as well as U.S. markets.

MUTUAL FUND INVESTING
Each fund may invest up to 10% of its total assets in shares of other mutual funds. Assets invested in other mutual funds incur a layering of expenses including operating costs, advisory fees and administrative fees that you, as a shareholder in the funds, indirectly bear.

DERIVATIVES
The funds may buy and write call and put options on securities, securities indices, and foreign currencies, and may enter into futures contracts and related options. The funds may also enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts. The funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment technique. If the subadviser fails to correctly predict these changes, the funds can lose money. Derivatives transactions may be less liquid than other securities and the counterparty to such transaction may not perform as expected. In addition, futures and options involve market risk in excess of their value.

ILLIQUID SECURITIES
Each fund may invest up to 15% of its net assets in illiquid securities. The inability of the funds to dispose of such securities in a timely manner and at a fair price at a time when it might be necessary or advantageous to do so may harm the funds.

SECURITIES LENDING
Each fund may loan portfolio securities with a value up to one-third of its total assets to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.

BORROWING
Each fund may obtain fixed interest rate loans from banks in amounts up to one-third the value of its net assets and invest the loan proceeds in other assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the funds will suffer greater losses than if no borrowing took place.

REPURCHASE AGREEMENTS
The funds may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.

18 Phoenix-Seneca Funds

PORTFOLIO TURNOVER RATE
The rate of portfolio turnover generally is not important in making investment decisions; therefore, the funds may experience a high portfolio turnover rate. High portfolio turnover rates may increase costs to the funds, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.


The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.



MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to each of the funds and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 other fund companies totaling 38 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Seneca Capital Management LLC ("Seneca") is the investment subadviser to each of the funds and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to eleven other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP) an investment adviser since 1989.


Subject to the direction of the funds' Board of Trustees, Phoenix is responsible for managing the funds' investment program and the general operations of the funds. Seneca, as subadviser, is responsible for day-to-day management of the funds' portfolios. Seneca manages each fund's assets to conform with the investment policies as described in this prospectus.

Each fund pays Phoenix a monthly investment management fee that is accrued daily against the value of that fund's net assets at the following rates:

                                                         Phoenix-Seneca Funds 19

--------------------------------------------------------------------------------
Bond Fund                                            0.50%
--------------------------------------------------------------------------------

Mid-Cap "EDGE" SM Fund                              0.80%

--------------------------------------------------------------------------------
Real Estate Securities Fund                          0.85%
--------------------------------------------------------------------------------


Phoenix pays Seneca a subadvisory at the following rates:


--------------------------------------------------------------------------------
Bond Fund                                            0.25%
--------------------------------------------------------------------------------
Mid-Cap "EDGE" SM Fund                              0.40%
--------------------------------------------------------------------------------
Real Estate Securities Fund                          0.425%
--------------------------------------------------------------------------------

The adviser has voluntarily agreed to assume total operating expenses of each fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until January 31, 2001, to the extent that such expenses exceed the following percentages of the average annual net asset values for the fund:

--------------------------------------------------------------------------------
                                   Class X       Class A     Class B     Class C
                                    Shares       Shares       Shares      Shares
--------------------------------------------------------------------------------
Bond Fund                          0.90%         1.15%       1.90%        1.90%
--------------------------------------------------------------------------------
Mid-Cap "EDGE" SM Fund            1.15%         1.40%       2.15%        2.15%
--------------------------------------------------------------------------------
Real Estate Securities Fund        2.35%         3.05%       3.80%        3.80%
--------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $931,643. The ratio of management fees to average net assets for the fiscal year ended September 30, 1999 was 0.50% for the Bond Fund, 0.80% for the Mid-Cap "EDGE"SM Fund and 0.85% for the Real Estate Securities Fund.

PORTFOLIO MANAGEMENT
Investment and trading decisions for each fund are made by a team of managers and analysts headed by one or more team leaders. The team leaders for each fund are primarily responsible for the day-to-day decisions related to that fund. The team leader of any one fund may be on another fund team.


Gail P. Seneca. Ms. Seneca is a team leader for each of the funds. Ms. Seneca also serves as Co-Manager of Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund, and Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Ms. Seneca has been the Chief Executive and Investment Officer of Seneca or GMG/Seneca since November 1989. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank and from October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.


20 Phoenix-Seneca Funds

Richard D. Little. Mr. Little is a Portfolio Manager for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund. Mr. Little also serves as Co-Manager of Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. He has been Director of Equities with Seneca or GMG/Seneca since December 1989. Before joining GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

Ronald K. Jacks. Mr. Jacks is a Portfolio Manager for the Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund. Mr. Jacks also serves as Co-Manager of Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. He was Secretary of the Phoenix-Seneca Funds from February 1996 through February 1998 and was a Trustee of Seneca Funds from February 1996 through June 1997. Mr. Jacks has been a Portfolio Manager with Seneca or GMG/Seneca since July 1990.


Charles B. Dicke. Mr. Dicke is a team leader for the Phoenix-Seneca Bond Fund. He has been a Fixed-Income Portfolio Manager with Seneca or GMG/Seneca since October 1991. Before joining GMG/Seneca, he was a Vice President with Lehman Brothers, serving as a Product Manager for Government agency securities and a strategist on fixed-income portfolios.

David Shapiro. Mr. Shapiro is a team leader for the Phoenix-Seneca Real Estate Securities Fund. He has been a Portfolio Manager with Seneca or GMG/Seneca since February 1996. Before joining GMG/Seneca, he was a Portfolio Manager with Genesis Realty since May 1995. Prior to that, he was a managing director of The ADCO Group from 1992 to 1995.

                                                         Phoenix-Seneca Funds 21

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?
Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

         o adding the values of all securities and other assets of the fund,

         o subtracting liabilities, and


         o dividing the result by the total number of outstanding shares of the fund.


Asset Value: The funds' investments are valued at market value. If market quotations are not available, the funds determine a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the mean between the most recent high bid and the most recent low asked quotation. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). A fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If a fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

22 Phoenix-Seneca Funds

AT WHAT PRICE ARE SHARES PURCHASED?
All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.


SALES CHARGES
--------------------------------------------------------------------------------

WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?
Each fund presently offers four classes of shares that have different sales and distribution charges (see "Fund Expenses" previously in this prospectus). For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?
The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS X SHARES. Class X Shares are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations. If you are eligible to purchase and do purchase Class X Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class X Shares. For additional information about purchasing Class X Shares, please contact Customer Service by calling (800) 243-1574.


CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Mid-Cap "EDGE"(SM) Fund and the Real Estate Securities Fund and 4.75% of the offering price (4.99% of the amount invested) for the Bond Fund. The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed.

                                                         Phoenix-Seneca Funds 23

Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B and Class C Shares.


CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares" below. This charge declines to 0% over a period of 5 years and may be waived under certain conditions. Class B shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchases of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").


SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

BOND FUND

                                                    SALES CHARGE AS
                                                    A PERCENTAGE OF
AMOUNT OF                              -----------------------------------------
TRANSACTION                             OFFERING                     NET AMOUNT
AT OFFERING PRICE                        PRICE                        INVESTED
--------------------------------------------------------------------------------
Under $50,000                            4.75%                          4.99%
$50,000 but under $100,000               4.50                           4.71
$100,000 but under $250,000              3.50                           3.63
$250,000 but under $500,000              3.00                           3.09
$500,000 but under $1,000,000            2.00                           2.04
$1,000,000 or more                       None                           None

24 Phoenix-Seneca Funds

MID-CAP "EDGE" SM FUND AND REAL ESTATE SECURITIES FUND

                                                    SALES CHARGE AS
                                                    A PERCENTAGE OF
AMOUNT OF                              -----------------------------------------
TRANSACTION                             OFFERING                     NET AMOUNT
AT OFFERING PRICE                        PRICE                        INVESTED
--------------------------------------------------------------------------------
Under $50,000                            5.75%                          6.10%
$50,000 but under $100,000               4.75                           4.99
$100,000 but under $250,000              3.75                           3.90
$250,000 but under $500,000              2.75                           2.83
$500,000 but under $1,000,000            2.00                           2.04
$1,000,000 or more                       None                           None


DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND C SHARES
Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES
YEAR         1           2          3          4            5           6+
--------------------------------------------------------------------------------
CDSC         5%          4%         3%         2%           2%          0%

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES
YEAR                 1                 2+
-----------------------------------------
CDSC                 1%                0%


YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class X Shares.

                                                         Phoenix-Seneca Funds 25

STEP 1.
Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts (IRAs), or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.


STEP 2.
Your second choice will be what class of shares to buy. The funds offer three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distributions in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

26 Phoenix-Seneca Funds

HOW TO BUY SHARES
 ----------------------------------- -------------------------------------------
                                     TO OPEN AN ACCOUNT
                                     (CLASS A, CLASS B AND CLASS C SHARES)
 ----------------------------------- -------------------------------------------

 Through a financial advisor         Contact your advisor. Some advisors may
                                     charge a fee and may set different minimum investments or limitations on buying shares.

 ----------------------------------- -------------------------------------------
                                     Complete a New Account Application and send
                                     it with a check payable to the fund. Mail
 Through the mail                    them to: State Street Bank, P.O. Box 8301,
                                     Boston, MA 02266-8301.
 ----------------------------------- -------------------------------------------
 By Federal Funds wire               Call us at (800) 243-1574 (press 1, then
                                     0).
 ----------------------------------- -------------------------------------------
                                     Complete a New Account Application and send
                                     it with a check payable to the fund. Send
 Through express delivery            them to: Boston Financial Data Services,
                                     Attn: Phoenix Funds, 66 Brooks Drive,
                                     Braintree, MA 02184.
 ----------------------------------- -------------------------------------------
 By Investo-Matic                    Complete the appropriate section on the
                                     application and send it with your initial
                                     investment payable to the fund. Mail them
                                     to: State Street Bank, P.O. Box 8301,
                                     Boston, MA 02266-8301.
 ----------------------------------- -------------------------------------------
 By telephone exchange               Call us at (800) 243-1574 (press 1, then
                                     0).
 ----------------------------------- -------------------------------------------


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

                                                         Phoenix-Seneca Funds 27

--------------------------------------------------------------------------------
                                     TO SELL SHARES
                                     (CLASS A, CLASS B AND CLASS C SHARES)
--------------------------------------------------------------------------------

Through a financial advisor          Contact your advisor. Some advisors may
                                     charge a fee and may set different minimums
                                     on redemptions of accounts.
------------------------------------ -------------------------------------------
Through the mail                     Send a letter of instruction and any share
                                     certificates (if you hold certificate
                                     shares) to: State Street Bank, P.O. Box
                                     8301, Boston, MA 02266-8301. Be sure to
                                     include the registered owner's name, fund
                                     and account number and number of shares or
                                     dollar value you wish to sell.
------------------------------------ -------------------------------------------
Through express delivery             Send a letter of instruction and any share
                                     certificates (if you hold certificate
                                     shares) to: Boston Financial Data Services,
                                     Attn: Phoenix Funds, 66 Brooks Drive,
                                     Braintree, MA 02184. Be sure to include the
                                     registered owner's name, fund and account
                                     number and number of shares or dollar value
                                     you wish to sell.
------------------------------------ -------------------------------------------
By telephone                         For sales up to $50,000, requests can be
                                     made by calling (800) 243-1574.

------------------------------------ -------------------------------------------

By telephone exchange                Call us at (800) 243-1574 (press 1, then
                                     0).
------------------------------------ -------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL
[arrow] If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instruction if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

28 Phoenix-Seneca Funds

         Send a clear letter of instruction with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.


[arrow] If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800)243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

SELLING SHARES BY TELEPHONE
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you sell your Class A, Class B, or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.


Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

                                                         Phoenix-Seneca Funds 29

REDEMPTION OF SMALL ACCOUNTS
Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES

You should carefully read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.


         o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A.

         o Exchanges may be made by phone (800) 243-1574 or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

         o Because excessive trading can hurt fund performance and harm other shareholders, the funds reserve the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The funds' underwriter has entered into agreements with certain market timing firms permitting them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.

RETIREMENT PLANS
Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.


INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

30 Phoenix-Seneca Funds

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.


TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------

The funds plan to make distributions from net investment income at intervals stated on the table below, and to distribute net realized capital gains, if any, at least annually.

--------------------------------------------------------------------------------
   FUND                                                 DIVIDEND PAID
--------------------------------------------------------------------------------
   Bond Fund                                               Monthly
--------------------------------------------------------------------------------
   Mid-Cap "EDGE" SM Fund                                 Annually
--------------------------------------------------------------------------------
   Real Estate Securities Fund                            Quarterly
--------------------------------------------------------------------------------

Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


                                                         Phoenix-Seneca Funds 31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the funds' financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.

PHOENIX-SENECA BOND FUND

                                                                            CLASS X
                                                       ---------------------------------------------------
                                                                                                 FROM
                                                                                               INCEPTION
                                                            YEAR ENDED SEPTEMBER 30,           3/7/96 TO
                                                         1999         1998         1997         9/30/96
                                                         ----         ----         ----        ---------
Net asset value, beginning of period                   $10.68        $10.47      $10.09         $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                 0.69(1)(6)    0.56        0.62(1)        0.31(1)
   Net realized and unrealized gain (loss)              (0.31)         0.40        0.47           0.08
                                                        -----         -----       -----          -----
     TOTAL FROM INVESTMENT OPERATIONS                    0.38          0.96        1.09           0.39
                                                        -----         -----       -----          -----
LESS DISTRIBUTIONS:
   Dividends from net investment income                 (0.62)        (0.57)      (0.69)         (0.30)
   Dividends from net realized gains                    (0.09)        (0.18)      (0.02)           --
                                                        -----         -----       -----          -----
     TOTAL DISTRIBUTIONS                                (0.71)        (0.75)      (0.71)         (0.30)
                                                        -----         -----       -----          -----
Change in net asset value                               (0.33)         0.21        0.38           0.09
                                                        -----         -----       -----          -----
NET ASSET VALUE, END OF PERIOD                         $10.35        $10.68      $10.47         $10.09
                                                        =====         =====       =====          =====
Total return(2)                                          3.51%         9.44%      11.26%          4.02%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $34,853       $26,455      $8,922         $3,927
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.06%(5)(7)   1.66%       1.53%(5)       0.56%(3)(5)
   Net investment income                                 6.60%         5.92%       6.31%          7.54%(3)
Portfolio turnover                                         95%          112%      99.68%         52.82%(4)

------------------------
(1)Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.69, $0.47 and $(0.05) for the years ended September 30, 1999 and September 30, 1997 and the period ended September 30, 1996, respectively.
(2)Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)Annualized.
(4)Not annualized.
(5)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.13%, 3.41% and 9.31% for the years ended September 30, 1999 and September 30, 1997 and the period ended September 30, 1996, respectively.
(6)Computed using average shares outstanding.
(7)For the year ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

32 Phoenix-Seneca Funds

--------------------------------------------------------------------------------

PHOENIX-SENECA BOND FUND

                                                CLASS A                 CLASS B                CLASS C
                                         ---------------------   ---------------------   -------------------
                                                       FROM                    FROM                  FROM
                                         YEAR        INCEPTION    YEAR       INCEPTION    YEAR     INCEPTION
                                         ENDED       7/1/98 TO    ENDED     7/1/98 TO     ENDED    7/1/98 TO
                                        9/30/99       9/30/98    9/30/99     9/30/98     9/30/99    9/30/98
                                        -------      ---------   -------    ----------   -------   ---------
Net asset value, beginning of period     $10.68       $10.79     $10.67       $10.79      $10.67      $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                  0.59(1)(10)  0.13(1)(10)0.52(2)(10)  0.11(2)(10) 0.49(3)(10) 0.10(3)(10)
   Net realized and unrealized gain
     (loss)                               (0.33)       (0.07)     (0.33)       (0.08)      (0.30)      (0.07)
                                         ------        -----      -----        -----       -----       -----
     TOTAL FROM INVESTMENT OPERATIONS      0.26         0.06       0.19         0.03        0.19        0.03
                                         ------        -----      -----        -----       -----       -----
LESS DISTRIBUTIONS:
   Dividends from net investment          (0.56)       (0.17)     (0.50)       (0.15)      (0.50)      (0.15)
   Dividends from net realized gains      (0.09)          --      (0.09)          --       (0.09)         --
                                         ------        -----      -----        -----       -----       -----
     TOTAL DISTRIBUTIONS                  (0.65)       (0.17)     (0.59)       (0.15)      (0.59)      (0.15)
                                         ------        -----      -----        -----       -----       -----
Change in net asset value                 (0.39)       (0.11)     (0.40)       (0.12)      (0.40)      (0.12)
                                         ------        -----      -----        -----       -----       -----
NET ASSET VALUE, END OF PERIOD           $10.29       $10.68     $10.27       $10.67      $10.27      $10.67
                                         ======        =====      =====        =====       =====       =====
Total return(4)                            2.46%        0.53%(6)   1.67%        0.28%(6)    1.66%       0.28%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $2,732         $348     $1,593         $234        $444        $439
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                      1.88%(7)(11) 2.45%(5)(7)2.62%(8)(11) 3.20%(5)(8) 2.19%(9)(11)3.20%(5)(9)
   Net investment income                   5.80%        5.17%(5)   5.09%        4.42%(5)    4.71%       4.27%(5)
Portfolio turnover                           95%         112%(6)     95%         112%(6)      95%        112%(6)

-------------------------
(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.36 and $(0.03) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.21 and $(0.21) for the periods ended September 30, 1999, and September 30, 1998, respectively.
(3) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.20) and $(0.08) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(4) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(5)  Annualized.
(6)  Not annualized.
(7)  If the investment
     adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.08% and 8.99% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 15.79% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(9) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 9.50% and 11.22% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(10) Computed using average shares outstanding.
(11) For the year ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
                                                         Phoenix-Seneca Funds 33

--------------------------------------------------------------------------------

PHOENIX-SENECA MID-CAP "EDGE" SM FUND

                                                                            CLASS X
                                                      ---------------------------------------------------------
                                                                                                   FROM
                                                                                                 INCEPTION
                                                             YEAR ENDED SEPTEMBER 30,            3/8/96 TO
                                                        1999          1998           1997         9/30/96
                                                        ----          ----           ----        ----------
Net asset value, beginning of period                   $13.81        $16.47         $14.97        $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                         (0.21)(1)     (0.23)(1)(2)   (0.17)(2)      0.01(2)
   Net realized and unrealized gain (loss)               4.72         (0.58)          1.84          4.96
                                                        -----         -----          -----         -----
     TOTAL FROM INVESTMENT OPERATIONS                    4.51         (0.81)          1.67          4.97
                                                        -----         -----          -----         -----
LESS DISTRIBUTIONS:
   Dividends from net investment income                    --            --          (0.07)           --
   Dividends from net realized gains                    (0.54)        (1.85)         (0.10)           --
                                                        -----         -----          -----         -----
     TOTAL DISTRIBUTIONS                                (0.54)        (1.85)         (0.17)           --
                                                        -----         -----          -----         -----
Change in net asset value                                3.97         (2.66)          1.50          4.97
                                                        -----         -----          -----         -----
NET ASSET VALUE, END OF PERIOD                         $17.78        $13.81         $16.47        $14.97
                                                        =====         =====          =====         =====
Total return(3)                                         33.02%        (4.22)%        11.39%        49.70%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $10,640        $8,940         $9,390        $7,428
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.96%         2.10%(6)       1.74%(6)      0.90%(4)(6)
   Net investment income (loss)                         (1.27)%       (1.49)%        (0.97)%        0.27%(4)
Portfolio turnover                                        192%          206%        283.60%        72.34%(5)

-------------------------
(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.27), $(0.33) and $(0.19) for the year ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.38%, 2.77% and 5.73% for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.

34 Phoenix-Seneca Funds

--------------------------------------------------------------------------------

PHOENIX-SENECA MID-CAP "EDGE" SM FUND

                                                                               CLASS A
                                                             -----------------------------------------------
                                                                                                    FROM
                                                                                                  INCEPTION
                                                                 YEAR ENDED SEPTEMBER 30,         3/8/96 TO
                                                              1999         1998        1997        9/30/96
                                                              ----         ----        ----       ---------
Net asset value, beginning of period                         $13.75      $16.49       $14.94       $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                               (0.31)(1)   (0.30)(1)(2) (0.25)(2)    (0.01)(2)
   Net realized and unrealized gain (loss)                     4.70       (0.59)        1.90         4.95
                                                              -----       -----        -----        -----
     TOTAL FROM INVESTMENT OPERATIONS                          4.39       (0.89)        1.65         4.94
                                                              -----       -----        -----        -----
LESS DISTRIBUTIONS:
   Dividends from net investment income                          --          --           --           --
   Dividends from net realized gains                          (0.54)      (1.85)       (0.10)          --
                                                              -----       -----        -----        -----
     TOTAL DISTRIBUTIONS                                      (0.54)      (1.85)       (0.10)          --
                                                              -----       -----        -----        -----
Change in net asset value                                      3.85       (2.74)        1.55         4.94
                                                              -----       -----        -----        -----
NET ASSET VALUE, END OF PERIOD                               $17.60      $13.75       $16.49       $14.94
                                                              =====       =====        =====        =====
Total return(3)                                               32.27%      (4.74)%      11.25%       49.30%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $6,457      $3,666       $2,419       $1,355
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                          2.51%       2.70%(6)     2.37%(6)     1.55%(4)(6)
   Net investment income (loss)                               (1.81)%     (1.95)%      (1.60)%      (0.46)%(4)
Portfolio turnover                                              192%        206%      283.60%       72.34%(5)

-------------------------
(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.31), $(0.55) and $(0.20) for the year ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.74%, 4.32% and 9.73% for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.

                                                         Phoenix-Seneca Funds 35

--------------------------------------------------------------------------------

PHOENIX-SENECA MID-CAP "EDGE" SM FUND

                                                               CLASS B                        CLASS C
                                                      -----------------------       ------------------------
                                                                      FROM                           FROM
                                                       YEAR         INCEPTION        YEAR          INCEPTION
                                                       ENDED        7/1/98 TO        ENDED         7/1/98 TO
                                                      9/30/99        9/30/98        9/30/99         9/30/98
                                                      -------       ---------       -------        ---------
Net asset value, beginning of period                  $13.73         $17.15          $13.72         $17.15
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                        (0.47)(1)(2)   (0.09)(1)(2)    (0.47)(1)(3)   (0.09)(1)(3)
   Net realized and unrealized gain (loss)              4.69          (3.33)           4.69          (3.34)
                                                       -----          -----           -----          -----
     TOTAL FROM INVESTMENT OPERATIONS                   4.22          (3.42)           4.22          (3.43)
                                                       -----          -----           -----          -----
LESS DISTRIBUTIONS:
    Dividends from net investment                         --             --              --             --
    Dividends from net realized gains                  (0.54)            --           (0.54)            --
                                                       -----          -----           -----          -----
     TOTAL DISTRIBUTIONS                               (0.54)            --           (0.54)            --
                                                       -----          -----           -----          -----
Change in net asset value                               3.68          (3.42)           3.68          (3.43)
                                                       -----          -----           -----          -----
NET ASSET VALUE, END OF PERIOD                        $17.14         $13.73          $17.40         $13.72
                                                       =====          =====           =====          =====
Total return(4)                                        31.05%        (19.94)%(6)      31.07%        (20.00)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,676           $145            $975           $103
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   3.45%(7)       3.45%(5)(7)     3.45%(8)       3.45%(5)(8)
   Net investment income (loss)                        (2.78)%        (2.45)%(5)      (2.78)%        (2.44)%(5)
Portfolio turnover                                       192%           206%(6)         192%           206%(6)

--------------------------
(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.96), and $(0.69) for the year ended September 30, 1999 and September 30, 1998, respectively.
(3) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(1.40), and $(0.77) for the year ended September 30, 1999 and September 30, 1998, respectively.
(4) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(5) Annualized.
(6) Not annualized.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.33%, and 20.80% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 9.03%, and 21.14% for the periods ended September 30, 1999 and September 30, 1998, respectively.

36 Phoenix-Seneca Funds

--------------------------------------------------------------------------------

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

                                                                               CLASS X
                                                       --------------------------------------------------------
                                                                                                FROM INCEPTION
                                                            YEAR ENDED SEPTEMBER 30,              3/12/96 TO
                                                        1999          1998          1997            9/30/96
                                                        ----          ----          ----        --------------
Net asset value, beginning of period                   $11.11         $14.71        $11.10           $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                          0.47(6)        0.54          0.13(1)          0.13(1)
   Net realized and unrealized gain (loss)              (1.20)         (3.10)         3.77             1.10
                                                        -----          -----         -----            -----
     TOTAL FROM INVESTMENT OPERATIONS                   (0.73)         (2.56)         3.90             1.23
                                                        -----          -----         -----            -----
LESS DISTRIBUTIONS:
    Dividends from net investment                       (0.44)         (0.46)        (0.28)           (0.13)
    Dividends from net realized gains                   (0.25)         (0.58)        (0.01)              --
                                                        -----          -----         -----            -----
     TOTAL DISTRIBUTIONS                                (0.69)         (1.04)        (0.29)           (0.13)
                                                        -----          -----         -----            -----
Change in net asset value                               (1.42)         (3.60)         3.61             1.10
                                                        -----          -----         -----            -----
NET ASSET VALUE, END OF PERIOD                          $9.69         $11.11        $14.71           $11.10
                                                        =====          =====         =====            =====
Total return(2)                                         (6.66)%       (18.33)%       35.44%           12.39%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $17,346        $21,794       $28,193           $1,073
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.66%          1.47%         1.99%(5)         1.00%(3)(5)
   Net investment income (loss)                          4.50%          4.14%         2.38%            4.39%(3)
Portfolio turnover                                          5%            53%        75.68%           30.70%(4)

--------------------------
(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.13, and $(1.45) for the year ended September 30, 1997 and September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99%, and 53.04% for the period ended September 30, 1997 and September 30, 1996, respectively.
(6) Computed using average shares outstanding.

                                                         Phoenix-Seneca Funds 37

--------------------------------------------------------------------------------

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

                                                                               CLASS A
                                                        --------------------------------------------------------
                                                                                                 FROM INCEPTION
                                                             YEAR ENDED SEPTEMBER 30,              3/12/96 TO
                                                         1999          1998          1997           9/30/96
                                                         ----          ----          ----        --------------
Net asset value, beginning of period                    $11.00        $14.68        $11.08          $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           0.32(1)(6)    0.35          0.03(1)         0.13(1)
   Net realized and unrealized gain (loss)               (1.19)        (3.08)         3.78            1.08
                                                         -----         -----         -----           -----
     TOTAL FROM INVESTMENT OPERATIONS                    (0.87)        (2.73)         3.81            1.21
                                                         -----         -----         -----           -----
LESS DISTRIBUTIONS:
    Dividends from net investment                        (0.34)        (0.37)        (0.20)          (0.13)
    Dividends from net realized gains                    (0.25)        (0.58)        (0.01)             --
                                                         -----         -----         -----           -----
     TOTAL DISTRIBUTIONS                                 (0.59)        (0.95)        (0.21)          (0.13)
                                                         -----         -----         -----           -----
Change in net asset value                                (1.46)        (3.68)         3.60            1.08
                                                         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD                           $9.54        $11.00        $14.68          $11.08
                                                         =====         =====         =====           =====
Total return(2)                                          (7.97)%      (19.52)%       34.54%          12.22%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $919        $1,357        $3,176            $222
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     3.05%(5)      2.76%         2.91%(5)        1.65%(3)(5)
   Net investment income (loss)                           3.13%         2.45%         1.37%           4.61%(3)
Portfolio turnover                                           5%           53%        75.68%          30.70%(4)

--------------------------
(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.20, $(0.04) and $(1.96) for the years ended September 30, 1999 and 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.27%, 3.79% and 73.01% for the years ended September 30, 1999 and 1997 and the period ended September 30, 1996, respectively.
(6) Computed using average shares outstanding.

38 Phoenix-Seneca Funds

--------------------------------------------------------------------------------

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

                                                               CLASS B                       CLASS C
                                                      ---------------------------   ---------------------------
                                                        YEAR       FROM INCEPTION     YEAR      FROM INCEPTION
                                                        ENDED        7/1/98 TO        ENDED       7/1/98 TO
                                                       9/30/99        9/30/98        9/30/99       9/30/98
                                                      ---------    --------------   ---------   --------------
Net asset value, beginning of period                    $11.01         $12.58         $11.01        $12.58
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           0.29(1)(8)     0.07(1)        0.29(2)(8)    0.07(2)
   Net realized and unrealized gain (loss)               (1.22)         (1.58)         (1.22)        (1.58)
                                                         -----          -----          -----         -----
     TOTAL FROM INVESTMENT OPERATIONS                    (0.93)         (1.51)         (0.93)        (1.51)
                                                         -----          -----          -----         -----
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.28)         (0.06)         (0.28)        (0.06)
   Dividends from net realized gains                     (0.25)            --          (0.25)           --
                                                         -----          -----          -----         -----
     TOTAL DISTRIBUTIONS                                 (0.53)         (0.06)         (0.53)        (0.06)
                                                         -----          -----          -----         -----
Change in net asset value                                (1.46)         (1.57)         (1.46)        (1.57)
                                                         -----          -----          -----         -----
NET ASSET VALUE, END OF PERIOD                           $9.55         $11.01          $9.55        $11.01
                                                         =====          =====          =====         =====
Total return(3)                                          (8.59)%       (11.97)%(5)     (8.58)%      (11.97)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $197            $91           $200           $88
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     3.80%(6)       3.80%(4)(6)    3.80%(7)      3.80%(4)(7)
   Net investment income (loss)                           2.79%          2.50%(4)       2.80%         2.44%(4)
Portfolio turnover                                           5%            53%(5)          5%           53%(5)

--------------------------
(1) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(1.23) and $(0.46) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(1.39) and $(0.48) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 18.50%, 22.08% for the periods ended September 30, 1999 and September 30, 1998, and respectively.

(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 19.95%, and 22.93% for the periods ended September 30, 1999 and September 30, 1998, respectively.

(8) Computed using average shares outstanding.

                                                         Phoenix-Seneca Funds 39

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

The funds have filed a Statement of Additional Information about the funds, dated May 12, 2000 with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


         o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

         o  by calling (800) 243-4361.


You may also obtain information about the funds from the Securities and Exchange
Commission:


         o  through its internet site (http://www.sec.gov),


         o  by visiting its Public Reference Room in Washington, DC,

         o by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

         o  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


SHAREHOLDER REPORTS

The funds semiannually mail to shareholders detailed reports containing information about each fund's investments. The funds' Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from October 1 through September
30. You may request a free copy of the funds' Annual and Semiannual Reports:


         o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

         o  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                           MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 33-65137 and 811-7455     [recycle logo] Printed on recycled paper
                                                       using soybean ink

40 Phoenix-Seneca Funds